Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE-BASED COMPENSATION

NOTE 14:- SHARE-BASED COMPENSATION

a.	Expense recognized in the financial statements:

The expense that was recognized for services received from employees, directors and service providers as equity-settled share-based payment is as follows:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2018	2019	2020	2020
	N I S			U.S. dollars

Research and development	119	1,907	2,056	640
Marketing, general and administrative	141	1,777	7,416	2,307

Total share-based compensation	260	3,684	9,472	2,947

b.	Share-based payment plan for employees and directors:

Options granted under the Company’s 2005 Israeli Share Option Plan (“Plan”) were exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

In March 2018, the Company’s Board of Directors approved the adoption of the Company’s 2018 Israeli Share Option Plan (“2018 Plan”) for the grant of options to employees, directors and service providers. The options are exercisable within 10 years from the date of grant, against payment of the exercise price, in accordance with the terms of the 2018 Plan. The options generally vest over a period of three or four years.

Option grants:

On May 28, 2015, the Company’s Board of Directors approved an update of the terms and conditions of the Company’s CEO. As part of the revised package, it was agreed that the CEO shall be granted options to purchase 2.5% of the Company’s issued and paid up capital on a fully diluted basis at an exercise price of 130% of the average rate of the Company’s share price in the 30 days of trading that preceded the Company’s Board of Directors’ resolution regarding said grant. The options are exercisable for ten years and vested over a period of three years from the date of grant. On July 27, 2015, the Shareholders’ meeting approved the grant of options as previously mentioned, and on August 4, 2015, the CEO was granted 5,929,503 options to purchase Ordinary shares.

The fair value of each option was approximately NIS 0.28 and the total value of the options granted was NIS 1,671.

On February 2016, the Company granted 350,000 options to purchase Ordinary shares to 4 external advisors that vested over a period of three years at an exercise price of NIS 0.746 ($ 0.19) per share. The fair value of the options at the date of grant totaled approximately NIS 84 ($ 22).

On March 10, 2016, the Company granted 100,000 fully vested options to purchase Ordinary shares to an external advisor at an exercise price of NIS 0.746 ($ 0.19) per share. The fair value of the options at the date of grant totaled approximately NIS 22 ($ 6).

In addition, the Company’s Board of Directors approved the grant of 3,780,000 unregistered options to purchase Ordinary shares to the Company’s officers and employees. The options are exercisable for ten years and vest over a period of three years from the date of grant.

The exercise price shall be 130% of the average rate of the Company’s share price in the 30 days of trading that preceded the Company’s Board of Directors’ resolution regarding the grant of these options. The fair value of each option is approximately NIS 0.298 and the total value of the options granted was NIS 1,127.

On June 25, 2018, the Company granted 130,710 options to purchase ADSs (5,228,400 options) to a board member which vest over a period of four years at an exercise price of $ 3.45 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 1,627 ($ 450).

On April 30, 2019, the Company granted options to purchase 108,000 ADSs (4,320,000 options) to board members and officers which vest over a period of three years at an exercise price of $ 7.976 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 1,414 ($ 391).

On April 30, 2019, the Company also granted 215,833 ADSs (8,633,310 restricted shares) to the CEO of which 60% vested immediately, 20% will be vested on March 2020 and the additional 20% will vest on March 2021. The fair value of the options as of the date of grant totaled approximately NIS 2,826 ($ 782).

On June 11, 2020, the Company’s Board of Directors ratified the grant of options to 23 employees to purchase an aggregate 141,400 ADS (5,656,000 Ordinary shares) at an exercise price of $7.28 – $8.076 per ADS. The options were originally approved pursuant to a delegation of authority granted by the Board of Directors to Company management in April 2018 to grant a pool of options with an exercise price of $7.98 and other terms approved by the Board of Directors at the time of delegation. The total value of the grant was NIS 4,190 ($ 1,218)

On the same day, the Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS was vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will expire four years from the commencement vesting date of each tranche. The total value of the grant was NIS 2,783 ($ 809).

On September 2, 2020 the Company granted fully vested 5,000 RSU representing 5,000 ADS’s to a board member. The total value of the grant was NIS 660 (approximately $ 196).

On September 2, 2020, the Company granted options to purchase 82,000 ADSs (3,280,000 options) to board member which vest over a period of three years at an exercise price of $ 48.04 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 6,662 ($ 1,979).

On September 2, 2020, the Company granted options to purchase 7,000 ADSs (280,000 options) to officer which vest over a period of three years at an exercise price of $ 41.08 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 571 ($ 170).

On September 2, 2020 the Company amended an option agreement with a board member dated as of May 28, 2019. The vesting date accelerated to September 2, 2020. The total value of the option acceleration was NIS 30 (approximately $ 9).

The following table presents the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors:

	2018		2019		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	11,759,503	0.75	16,647,903	0.75	14,213,400	0.75
Granted	5,228,400	0.74	4,320,000	0.69	12,096,000	1.87
Exercised	-	-	-	-	(240,000)	0.68
Forfeited	(340,000)	0.54	(6,754,503)	0.75	(1,200,000)	0.68

Outstanding at end of year	16,647,903	0.75	14,213,400	0.73	24,869,400	0.78

Exercisable at end of year	10,979,503	0.78	5,310,000	0.75	11,587,867	0.69

The weighted average share price on the date of exercise of the share options was NIS 0.78 in 2020 (NIS 0.73 in 2019).

The weighted average remaining contractual life for the share options outstanding as of December 31, 2020 was 6.1 years (as of December 31, 2019: 5.86 years).

The range of exercise prices for share options outstanding as of December 31, 2020 was NIS 0.45 - NIS 1.325 (as of December 31, 2019: NIS 0.45 - NIS 1.325)

c.	The fair value of the Company’s share options granted to employees, directors and service providers for the years ended December 31, 2018, 2019 and 2020 was estimated using the binominal option pricing model using the following assumptions:

	Years ended December 31
	2018	2019	2020

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	53	57	66
Risk-free interest rate (%)	2.9	2.3	0.7-0.8
Expected life of share options (years)	7.5	7.5	6-7
Share price (NIS)	23.6	24.07	7.05-18
ADS $	6.3	6.66	2.2-5.6

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.